Fair Value of Financial Instruments and Non-Financial Instruments (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value of Financial Instruments and Non-Financial Instruments
Fair Value of Financial Instruments and Non-Financial Instruments
4. Fair Value of Financial Instruments and Non-Financial Instruments
Financial Instruments
Fair value is the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value determination in accordance with applicable accounting guidance requires that a number of significant judgments be made. Additionally, fair value is used on a nonrecurring basis to evaluate assets for impairment or as required for disclosure purposes by applicable accounting guidance on disclosures about fair value of financial instruments. Depending on the nature of the assets and liabilities, various valuation techniques and assumptions are used when estimating fair value. The carrying amounts of certain of the Company’s financial instruments, including prepaid expenses and accounts payable are shown at cost, which approximates fair value due to the short-term nature of these instruments. The Company follows the provisions of FASB ASC Topic 820, Fair Value Measurement, for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:
•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.
•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents include money market funds that are carried at cost, which approximates their fair value. The fair values are based on quoted market prices in active markets for identical assets and therefore are classified within Level 1 of the fair value hierarchy.
Non-Financial Instruments
Long-lived non-financial assets are measured at fair value on a nonrecurring basis for purposes of calculating impairment using Level 3 inputs as defined in the fair value hierarchy. The fair value of long-lived assets using Level 3 inputs is determined by estimating the amount and timing of net future cash flows (which are unobservable inputs) and discounting them using a risk-adjusted rate of interest. Significant increases or decreases in actual cash flows may result in valuation changes. There were no assets remeasured in the three and six months ended June 30, 2026. Assets remeasured in the six months ended June 30, 2025 included laboratory equipment and certain other assets which were sold prior to June 30, 2025 and were not included in the consolidated balance sheet as of June 30, 2025. The impairment related to the remeasurement of $2.6 million is included in the consolidated statement of operations for the six months ended June 30, 2025. There were no assets remeasured in the three months ended June 30, 2025.

5. Fair Value of Financial Instruments and Non-Financial Instruments
Financial Instruments
Fair value is the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value determination in accordance with applicable accounting guidance requires that a number of significant judgments be made. Additionally, fair value is used on a nonrecurring basis to evaluate assets for impairment or as required for disclosure purposes by applicable accounting guidance on disclosures about fair value of financial instruments. Depending on the nature of the assets and liabilities, various valuation techniques and assumptions are used when estimating fair value. The carrying amounts of certain of the Company’s financial instruments, including prepaid expense and accounts payable are shown at cost, which approximates fair value due to the short-term nature of these instruments. The Company follows the provisions of FASB ASC Topic 820, Fair Value Measurement, for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:
•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.
•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis. Included within cash and cash equivalents on the balance sheet, but excluded from the fair value hierarchy table, are cash deposits held at financial institutions:

	Fair value measurement at reporting date using
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
December 31, 2025:
Assets
Cash equivalents:
Money market funds	$43,803	$—	$—
Total cash equivalents	43,803	—	—
Total financial assets	$43,803	$—	$—
December 31, 2024:
Assets
Cash equivalents:
Money market funds	$29,058	$—	$—
Commercial paper	—	4,988	—
Total cash equivalents	29,058	4,988	—
Marketable securities:
Certificates of deposit	—	5,971	—
Commercial paper	—	25,439	—
Corporate debt securities	—	1,865	—
U.S. government securities	—	5,908	—
Total marketable securities	—	39,183	—
Total financial assets	$29,058	$44,171	$—

Non-Financial Instruments
Long-lived non-financial assets are measured at fair value on a nonrecurring basis for purposes of calculating impairment using Level 3 inputs as defined in the fair value hierarchy. The fair value of long-lived assets using Level 3 inputs is determined by estimating the amount and timing of net future cash flows (which are unobservable inputs) and discounting them using a risk-adjusted rate of interest. Significant increases or decreases in actual cash flows may result in valuation changes.
The following long-lived assets were measured at fair value, on a nonrecurring basis, during the years ended December 31, 2025 and 2024. Assets remeasured in 2024 or sold in 2025 are not included in the fair value presented as of December 31, 2025. The significant assumptions utilized are further described in Notes 3 and 10:

	Fair Value Measurements as of December 31, 2025 of assets remeasured during 2025			Year ended December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Impairment Losses
Property and equipment, net	$—	$—	$3,155	$3,373
Right of use assets	—	—	9,489	2,633
Other assets	—	—	—	139
Total	$—	$—	$12,644	$6,145

	Fair Value Measurements as of December 31, 2024 of assets remeasured during 2024			Year ended December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Impairment Losses
Property and equipment, net	$—	$—	$1,668	$2,279
Right of use assets	—	—	1,642	2,516
Other assets	—	—	200	438
Total	$—	$—	$3,510	$5,233